Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income (loss) recorded in The Netherlands	(9)	(13)	(17)
Income (loss) from foreign operations	1,198	1,402	970
Income (loss) before income tax benefit (expense)	1,189	1,389	953

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
The Netherlands Taxes - current	—	—	(1)
Foreign taxes - current	(131)	(114)	(101)
Total current taxes	(131)	(114)	(102)
The Netherlands Taxes - deferred	—	—	—
Foreign taxes - deferred	(25)	18	(41)
Total deferred taxes	(25)	18	(41)
Income tax benefit (expense)	(156)	(96)	(143)
Effective tax rate	13%	7%	15%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2019, 2018 and 2017, and the effective income tax rate are the following:

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Income tax benefit (expense) computed at statutory rate	(297)	(353)	(238)
Non-deductible and non-taxable permanent differences, net	4	45	17
Income (loss) on equity-method investments	—	—	—
Valuation allowance adjustments	2	141	92
Effect on deferred taxes of changes in enacted tax rates	14	(62)	(70)
Current year credits	50	43	40
Other tax and credits	(51)	(20)	(36)
Benefits from tax holidays	129	135	114
Net impact of changes to uncertain tax positions	(5)	(16)	(43)
Earnings of subsidiaries taxed at different rates	(2)	(9)	(19)
Income tax benefit (expense)	(156)	(96)	(143)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2019	December 31, 2018
Tax loss carryforwards and investment credits	612	603
Less unrecognized tax benefit	(21)	(20)
Tax loss carryforwards net of unrecognized tax benefit	591	583
Inventory valuation	28	28
Impairment and restructuring charges	6	14
Fixed asset depreciation in arrears	39	35
Increased depreciation incentives	213	211
Capitalized development costs	118	108
Receivables for government funding	14	11
Tax credits granted on past capital investments	1,151	1,155
Pension service costs	81	65
Stock awards	6	7
Operating lease liabilities	40	—
Commercial accruals	15	12
Other temporary differences	22	26
Total deferred tax assets	2,324	2,255
Valuation allowances	(1,534)	(1,548)
Deferred tax assets, net	790	707
Accelerated fixed asset depreciation	(20)	(16)
Acquired intangible assets	(16)	(13)
Advances of government funding	(31)	(12)
Operating lease right-of-use assets	(40)	—
Other temporary differences	(7)	(7)
Deferred tax liabilities	(114)	(48)
Net deferred income tax asset	676	659

Gross Deferred Tax Assets On Tax Loss Carryforwards And Investment Credits Expiration Table Text Block

As of December 31, 2019, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2020, as follows:

Year
2020	15
2021	3
2022	7
2023	4
2024	3
Thereafter	580
Total	612

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2019, 2018 and 2017 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Balance at beginning of year	38	333	258
Additions based on tax positions related to the current year	7	43	43
Additions based on acquisitions related to the current year	5	—	—
Additions for tax positions of prior years	1	8	12
Reduction for tax positions of prior years	(1)	(310)	(9)
Settlements	(2)	(18)	(2)
Prepayment / Refund	—	—	—
Reductions due to lapse of statute of limitations	—	—	—
Foreign currency translation	—	(18)	31
Balance at end of year	48	38	333